EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2024
Employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
The Company operates pension plans for certain of its employees through defined contribution plans, defined benefit plans and other long-term employee benefit plans. The costs associated with defined contribution plans are expensed as incurred. The most recent actuarial valuations of the defined benefit plans and other long-term employee benefit plans were completed as at March 31, 2024. The next valuations are scheduled to be as at March 31, 2025.
The changes in the fair value of assets, the employee benefit obligation and the funded status were as follows:

As at	March 31 2024	March 31 2023
Accrued benefit obligations:
Opening balance	$29,162	$32,721
Acquisition of subsidiary	—	1,055
Interest cost	1,015	579
Service cost	610	553
Assumption changes	561	(5,043)
Transfers and benefits paid	(2,590)	(2,111)
Foreign exchange	(376)	1,408
Accrued benefit obligations, ending balance	$28,382	$29,162

Plan assets:
Opening balance	$3,676	$3,589
Interest income included in net interest expense	125	(170)
Company contributions	—	179
Foreign exchange	(4)	78
Plan assets, ending balance	$3,797	$3,676
Employee benefits liability	$24,585	$25,486
Amounts recognized in the consolidated statements of comprehensive income (before tax) were as follows:

As at	March 31 2024	March 31 2023
Total actuarial gains (losses) recognized in OCI	$(561)	$5,043

The significant weighted average annual actuarial assumptions used in measuring the accrued benefit obligation were as follows:

As at	March 31 2024	March 31 2023
Discount rate	3.8%	4.1%
Rate of compensation increase	0.6%	0.4%
Sensitivity analysis

Significant actuarial assumptions for the determination of the defined benefit obligation are the discount rate and life expectancy. The sensitivity analyses have been performed based on reasonably possible changes in the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

As at March 31, 2024, the following quantitative analysis shows changes to the significant actuarial assumptions and the corresponding impact on the accrued benefit obligations:

	Discount rate		Life expectancy
	1% increase	1% decrease	Increase by 1 year	Decrease by 1 year
Accrued benefit obligations	$(2,988)	$2,146	$625	$(638)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the changes in assumptions would occur in isolation from one another as some of the assumptions may be correlated.

The weighted average allocations of plan assets were:

As at	March 31 2024	March 31 2023
Other	100.0%	100.0%
No plan assets were directly invested in the Company’s securities.

The net employee benefits expense included the following components:

Years ended	March 31 2024	March 31 2023
Defined benefit plans
Service cost	$610	$553
Interest cost	1,015	579
	1,625	1,132
Defined contribution plans	9,871	7,250
Net employee benefits expense	$11,496	$8,382
The Company expects to contribute nil to its defined benefit plans during the year ending March 31, 2025.
The cumulative actuarial losses, net of income taxes, recognized in retained earnings as at March 31, 2024 were $2,797 (March 31, 2023 - $2,390).